Note 16 - Warrants	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Warrants or Rights Disclosure [Text Block]

Note 16 - Warrants

Liability Classified Warrants

The Company accounts for liability classified warrants by recording the fair value of each instrument in its entirety and recording the fair value of the warrant derivative liability. The fair value of liability classified derivative financial instruments was calculated using either the Black-Scholes option pricing model or the Monte Carlo simulation model and is revalued every quarter. Changes in the fair value of liability classified derivative financial instruments in subsequent periods are recorded as unrealized derivative gain or loss in the consolidated statements of operations.

On June 8, 2023, using a placement agent, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors, pursuant to which the Company issued and sold an aggregate of (i) 1,743,695 shares of the Company’s common stock; (ii) June 2023 Pre-Funded Warrants in lieu of shares to purchase 430,217 shares of common stock; (iii) accompanying Tranche A Warrants to purchase 2,173,912 shares of common stock; and (iv) accompanying Tranche B Warrants to purchase 2,173,912 shares of common stock in a best-efforts offering (the Tranche A Warrants together with the Tranche B Warrants, the “Common Warrants”). The Common Warrants may be exercised for either shares of common stock or pre-funded warrants to purchase common stock at a future exercise price of $0.0001 per share in the same form as the June 2023 Pre-Funded Warrants (the “Exchange Warrants”). Each pre-funded warrant is exercisable for one share of common stock at an exercise price of $0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. The Common Warrants are immediately exercisable at a price of $1.59 per share (or $1.5899 per Exchange Warrant). The Tranche A Warrants will expire upon the earlier of (i) five years after the date of issuance or (ii) 30 days following the closing price of the Company’s common stock equaling 200% of the exercise price ($3.18 per share) for at least 40 consecutive trading days. The Tranche B Warrants were exercised in June 2024 as further described below. The Company raised $4.0 million in gross proceeds and net proceeds were $3.4 million after deducting offering expenses. The June 2023 Pre-Funded Warrants do not have an expiration date. The warrants had a combined fair value of approximately $5.0 million at issuance and are classified as derivative warrant liabilities. The resulting offset is recorded in derivative warrant liabilities (loss) gain along with the issuance costs of $0.6 million in the consolidated financial statement of operations (see Note 14 - Stockholders’ Equity).

On June 14, 2024, the Tranche B Warrants were exercised, generating proceeds of $3.5 million. The Tranche B Warrants were converted into 367,478 shares of common stock and 1,806,434 Tranche B Pre-Funded Warrants to purchase shares of common stock with an exercise price of $0.0001 per share. The Tranche B Pre-Funded Warrants, which do not have an expiration date, had a fair value of approximately $5.1 million at issuance and are classified as derivative warrant liabilities, with the offset in additional paid in capital in stockholders’ equity in the Company’s consolidated financial statements. The Company used a portion of the proceeds from the Tranche B Warrants exercise as part of the Avenue Capital loan repayment described further in Note 11 - Long-Term Debt.

On August 11, 2022, the Company closed on the August 2022 Offering, pursuant to which, the Company issued pre-funded warrants to purchase 87,500 shares of its common stock and common warrants to purchase 1,265,547 shares of its common stock. The shares of common stock and the pre-funded warrants were each sold in combination with corresponding common warrants, which one common warrant to purchase one share of common stock for each share of common stock or each pre-funded warrant sold. The pre-funded warrants had an exercise price of $0.02 per share of common stock and were exercised in full in August 2022. The common warrants have an exercise price of $8.60 per share of common stock and are exercisable for a period of five years from issuance. The common warrants provide that if there occurs any a stock split, stock dividend stock recapitalization, or similar event (a “Stock Combination Event”), then the warrant exercise price will be adjusted to the greater of the quotient determined by dividing (x) the sum of the VWAP of the common stock for each of the five lowest trading days during the 20 consecutive trading day period ending immediately preceding the 16th trading day after such Stock Combination Event, divided by (y) five; or $2.32 and the number of shares of common stock to be issued would be adjusted proportionately as set forth in the agreement limited to a maximum of 2,325,581 shares. The common warrants also provide that in the event the Company were to engage in an equity offering at a common stock price lower than the warrant exercise price prior to the second anniversary of a Stock Combination Event, the exercise price would be adjusted to the greater of the effective price of such equity offering or $2.32 (see Note 14 - Stockholders’ Equity).

In November 2022 and throughout the quarter ended December 31, 2022, the Company sold shares through its ATM Sales Agreement. Per the warrant agreement in the August 2022 Offering, these sales qualified as an equity offering and the sales price was less than the current exercise price of $8.60. As a result, the associated common warrants exercise price was adjusted to $3.30. On January 6, 2023, the Company consummated a 20 to 1 reverse stock split. Pursuant to the aforementioned warrant agreement, the Company triggered a Stock Combination Event and the warrant exercise price and number to be issued was adjusted based on the average of each of the lowest five trading days during the twenty-day consecutive trading day period beginning on December 30, 2022. Subsequently, as a result of the Securities Purchase Agreement in June 2023, the common warrants from the August 2022 Offering had an adjusted exercise price of $2.32.

On March 7, 2022, the Company closed on an underwriting agreement, pursuant to which, the Company sold, (i) 151,500 shares of the Company’s common stock, (ii) pre-funded warrants to purchase up to 151,500 shares of common stock, and (iii) common warrants to purchase up to 333,300 shares of common stock. The shares of common stock and the pre-funded warrants were each sold in combination with corresponding common warrants, with one common warrant to purchase 1.1 shares of common stock for each share of common stock or each pre-funded warrant sold. The pre-funded warrants have an exercise price of $0.002 per share of common stock and were exercised in full in April 2022. The common warrants have an exercise price of $26.00 per share of common stock and are exercisable six months after the date of issuance and have a term of five years from the date of exercisability (see Note 14 - Stockholders’ Equity).

On January 26, 2022, as consideration for entering into the Avenue Capital Agreement as described in Note 11 – Long-Term Debt, the Company issued warrants to the Avenue Capital Lenders to purchase shares of common stock at an exercise price equal to $24.20 per share (the “Avenue Capital Warrants”). The Avenue Capital Warrants provided that in the event the Company were to engage in an equity offering at a price lower than $24.20 prior to June 30, 2022, the exercise price would be adjusted to the effective price of such equity offering and the number of shares of common stock to be issued under the Avenue Capital Warrants would be adjusted as set forth in the agreement. The Avenue Capital Warrants were immediately exercisable and expire on January 31, 2027. At inception, the Company accounted for the Avenue Capital Warrants as a derivative warrant liability as the number of warrants was not fixed at the issuance (see Note 11 – Long-Term Debt for further details).

Outstanding warrants that are classified as derivative warrant liabilities in the consolidated balance sheets are marked to market at each reporting period (see Note 12 – Fair Value Considerations).

A summary of warrants is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Warrants	Exercise Price	Life in Years (4)
Outstanding June 30, 2023 (1)	6,538,052	$4.42	4.7
Warrants issued (2)	1,806,434	$0.0001	N/A
Warrants exercised	(2,247,648)	$1.61	—
Warrants expired	(20,958)	$300.00	—
Outstanding June 30, 2024 (3)	6,075,880	$3.71	3.1

(1)

The number of warrants outstanding as of June 30, 2023, is comprised of 6,068,763 liability classified warrants, 430,217 liability classified June 2023 Pre-Funded Warrants and 39,072 equity classified warrants.

(2)	The warrants issued during fiscal 2024 were a result of 1,806,434 Tranche B Warrants being exercise to 1,806,434 Tranche B Pre-Funded Warrants.
(3)

The number of warrants outstanding as of June 30, 2024, is comprised of 3,821,115 liability classified warrants, 430,217 liability classified June 2023 Pre-Funded Warrants, 1,806,434 liability classified Tranche B Pre-Funded Warrants and 18,114 equity classified warrants.

(4)	As pre-funded warrants do not have an expiration date, they have been excluded from the calculation of the weighted average remaining contractual life in years.